Capital and Financial Risk Management - Summary of Net Debt and Capital Reserves (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Capital And Net Debt [abstract]
Capital and reserves attributable to the Company's equity holders	€ 16,940	€ 16,029
Net debt	6,705	6,984	€ 5,796	€ 5,297
Capital and net debt	€ 23,645	€ 23,013